NET PREMIUMS EARNED, Insurance Premiums (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Premiums earned [Abstract]
Net premiums earned		S/ 2,671,530	S/ 2,428,060	S/ 2,394,243
Gross written premiums [member]
Premiums earned [Abstract]
Net premiums earned		4,279,422	3,641,917	3,606,774
Technical reserve adjustment [Member]
Premiums earned [Abstract]
Net premiums earned		(923,849)	(781,460)	(747,035)
Total gross written premiums [Member]
Premiums earned [Abstract]
Net premiums earned	[1]	3,355,573	2,860,457	2,859,739
Premiums ceded to reinsurers and co-insurers, net [member]
Premiums earned [Abstract]
Net premiums earned	[2]	(738,706)	(548,024)	(559,160)
Results of financial assets designated at fair value through profit and loss [member]
Premiums earned [Abstract]
Net premiums earned		54,663	115,627	93,664
Life Insurance [Member]
Premiums earned [Abstract]
Net premiums earned		1,457,965	1,282,513	1,220,212
Life Insurance [Member] | Gross written premiums [member]
Premiums earned [Abstract]
Net premiums earned		2,508,154	2,036,713	1,984,279
Life Insurance [Member] | Technical reserve adjustment [Member]
Premiums earned [Abstract]
Net premiums earned		(890,216)	(754,480)	(738,421)
Life Insurance [Member] | Total gross written premiums [Member]
Premiums earned [Abstract]
Net premiums earned	[1]	1,617,938	1,282,233	1,245,858
Life Insurance [Member] | Premiums ceded to reinsurers and co-insurers, net [member]
Premiums earned [Abstract]
Net premiums earned	[2]	(214,636)	(115,347)	(119,310)
Life Insurance [Member] | Results of financial assets designated at fair value through profit and loss [member]
Premiums earned [Abstract]
Net premiums earned		54,663	115,627	93,664
General Insurance [Member]
Premiums earned [Abstract]
Net premiums earned		628,310	596,154	638,696
General Insurance [Member] | Gross written premiums [member]
Premiums earned [Abstract]
Net premiums earned		1,140,478	1,021,136	1,051,489
General Insurance [Member] | Technical reserve adjustment [Member]
Premiums earned [Abstract]
Net premiums earned		(3,176)	(4,614)	14,229
General Insurance [Member] | Total gross written premiums [Member]
Premiums earned [Abstract]
Net premiums earned	[1]	1,137,302	1,016,522	1,065,718
General Insurance [Member] | Premiums ceded to reinsurers and co-insurers, net [member]
Premiums earned [Abstract]
Net premiums earned	[2]	(508,992)	(420,368)	(427,022)
General Insurance [Member] | Results of financial assets designated at fair value through profit and loss [member]
Premiums earned [Abstract]
Net premiums earned		0	0	0
Health Insurance [Member]
Premiums earned [Abstract]
Net premiums earned		585,255	549,393	535,335
Health Insurance [Member] | Gross written premiums [member]
Premiums earned [Abstract]
Net premiums earned		630,790	584,068	571,006
Health Insurance [Member] | Technical reserve adjustment [Member]
Premiums earned [Abstract]
Net premiums earned		(30,457)	(22,366)	(22,843)
Health Insurance [Member] | Total gross written premiums [Member]
Premiums earned [Abstract]
Net premiums earned	[1]	600,333	561,702	548,163
Health Insurance [Member] | Premiums ceded to reinsurers and co-insurers, net [member]
Premiums earned [Abstract]
Net premiums earned	[2]	(15,078)	(12,309)	(12,828)
Health Insurance [Member] | Results of financial assets designated at fair value through profit and loss [member]
Premiums earned [Abstract]
Net premiums earned		S/ 0	S/ 0	S/ 0

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	“Premiums ceded to reinsurers and coinsurers, net” include: